UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07737

The Purisima Funds

5525 NW Fisher Creek Drive
Camas, Washington 98607

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California  91741

(650) 851-7925

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2013

Item 1. Schedule of Investments.

Purisima Total Return Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Number of Shares		Value

COMMON STOCKS: 87.14%
Canada: 1.48%
81,850	Royal Bank of Canada	$5,444,662

China: 0.34%
635	Baidu.com - ADR (a)	105,772
157,025	Bank Of China Ltd.	75,955
48,000	Beijing Capital International Airport Co. Ltd.	37,397
48,000	Brilliance China Automotive Holdings Ltd.	83,957
100,400	China Construction Bank Corp.	81,329
4,500	China Mobile Ltd.	48,468
19,000	China Pacific Insurance Group Co. Ltd.	80,386
24,625	China Resources Enterprise Ltd.	86,874
35,000	CITIC Securities Co. Ltd.	88,668
115	CNOOC Ltd. - ADR	23,538
7,800	Hengan International Group Co. Ltd.	98,298
95,000	Industrial & Commercial Bank of China	68,255
96,000	Lenovo Group Ltd.	113,800
8,500	Ping An Insurance Group Co.	79,271
3,200	Tencent Holdings Ltd.	185,085
		1,257,053
Denmark: 1.60%
7,475	Novo Nordisk A/S - ADR	1,336,007
25,435	Novo Nordisk A/S - Class B	4,556,774
		5,892,781
France: 5.53%
21,235	L'Oreal SA	3,553,401
24,400	L'Oreal SA - ADR	818,620
44,000	LVMH Moet Hennessy Louis Vuitton SA	8,295,513
72,905	Sanofi	7,711,125
		20,378,659
Germany: 5.63%
29,825	BASF SE	3,185,375
78,425	Daimler AG	6,500,428
62,190	SAP AG	5,150,529
44,750	Siemens AG	5,910,400
		20,746,732
Hong Kong: 0.10%
14,050	AIA Group Ltd.	71,224
5,000	Cheung Kong Holdings Ltd.	79,071
3,400	Hong Kong Exchanges and Clearing Ltd.	59,689
20,800	Sands China Ltd.	157,357
8,000	Shangri-La Asia Ltd.	15,314
		382,655
India: 0.12%
9,450	Cipla Ltd. - GDR	59,268
1,750	Dr. Reddy's Laboratories Ltd. - ADR	71,312
2,810	HDFC Bank Ltd. - ADR	93,236
700	Infosys Ltd. - ADR	37,814
1,165	Reliance Industries Ltd. - GDR	31,851
11,475	Tata Global Beverages Ltd. - GDR	27,388
3,300	Tata Motors Ltd. - ADR	107,151
		428,020
Indonesia: 0.07%
71,000	Bank Mandiri Tbk PT	45,404
78,000	Bank Rakyat Tbk PT	48,577
58,500	Jasa Marga Persero Tbk PT	24,940
35,500	Semen Gresik Tbk PT	37,986
197,500	Telekomunikasi Indonesia Persero Tbk PT	35,909
30,500	Unilever Indonesia Tbk PT	67,820
		260,636
Japan: 1.76%
51,875	Toyota Motor Corp. - ADR	6,486,969

Malaysia: 0.02%
22,600	CIMB Group Holdings BHD	53,152
7,500	Genting BHD	23,782
		76,934
Philippines: 0.02%
16,780	Metropolitan Bank & Trust Co.	30,110
1,810	SM Investments Corp.	31,218
		61,328
Singapore: 0.04%
8,300	DBS Group Holdings Ltd.	113,635
12,000	Singapore Telecommunications Ltd.	35,574
		149,209
South Korea: 0.21%
2,750	Hynix Semiconductor, Inc. (a)	91,987
225	Hyundai Mobis	65,270
455	Hyundai Motor Co.	108,344
840	KT&G Corp.	62,308
177	NAVER Corp.	115,737
165	Samsung Electronics Co. Ltd.	232,930
670	Samsung Life Insurance Co. Ltd.	64,575
235	SK Innovation Co. Ltd.	31,976
		773,127
Switzerland: 3.60%
84,450	Novartis AG	6,675,687
345,400	UBS AG	6,584,854
		13,260,541
Taiwan: 0.10%
13,204	Advanced Semiconductor Engineering, Inc. - ADR	66,548
39,247	Fubon Financial Holdings Co. Ltd.	56,097
40,458	Hon Hai Precision Industry Co. Ltd.	106,634
41,800	Taiwan Semiconductor Manufacturing Co. Ltd.	148,307
		377,586
Thailand: 0.03%
6,550	Bangkok Bank PCL	38,410
8,600	Bangkok Dusit Medical Services PCL	35,219
50,950	Charoen Pokphand Foods PCL	45,222
		118,851
United Kingdom: 6.49%
104,625	BHP Billiton PLC	3,182,594
118,295	GlaxoSmithKline PLC - ADR	6,260,171
771,250	HSBC Holdings PLC	8,605,622
3,964,000	Lloyds Banking Group PLC (a)	5,020,431
158,700	Lloyds Banking Group PLC - ADR (a)	809,370
		23,878,188
United States: 60.00%
26,940	Amazon.com, Inc. (a)	10,604,123
121,280	American Express Co.	10,405,824
17,900	Apple, Inc.	9,953,653
431,000	Bank Of America Corp.	6,818,420
59,500	Berkshire Hathaway, Inc. - Class B (a)	6,933,535
34,975	Chevron Corp.	4,282,339
141,840	Cisco Systems, Inc.	3,014,100
140,250	Citigroup, Inc.	7,422,030
119,700	Comcast Corp. - Class A	5,969,439
53,825	Exxon Mobil Corp.	5,031,561
336,770	General Electric Co.	8,978,288
7,990	Google, Inc. - Class A (a)	8,466,124
202,745	Intel Corp.	4,833,441
37,575	International Business Machines Corp.	6,751,476
116,660	Johnson & Johnson	11,043,036
163,060	JPMorgan Chase & Co.	9,330,293
59,125	McDonald's Corp.	5,757,001
193,320	Microsoft Corp.	7,371,292
115,800	Oracle Corp.	4,086,582
56,700	PepsiCo, Inc.	4,788,882
363,480	Pfizer, Inc.	11,533,220
85,140	Procter & Gamble Co.	7,170,491
112,975	Qualcomm, Inc.	8,312,701
47,630	Schlumberger Ltd.	4,211,445
6,100	The Boeing Co.	818,925
96,495	The Coca-Cola Co.	3,878,134
93,675	The Home Depot, Inc.	7,556,762
95,100	The Walt Disney Co.	6,708,354
91,755	United Technologies Corp.	10,171,959
44,655	Visa, Inc. - Class A	9,085,506
218,010	Wells Fargo & Co.	9,596,800
		220,885,736
TOTAL COMMON STOCKS
(Cost $248,710,312)		320,859,667

EXCHANGE TRADED NOTES: 11.98%
34,025	Barclays + FI Enhanced Europe 50	3,998,958
120,650	Barclays + FI Enhanced Global High Yield	13,357,161
78,700	Credit Suisse FI Enhanced Europe 50	9,537,653
45,000	FI Enhanced Global High Yield	4,983,750
278,325	UBS AG FI Enhanced Big Cap Growth	12,251,867
		44,129,389
TOTAL EXCHANGE TRADED NOTES
(Cost $34,795,625)		44,129,389

SHORT-TERM INVESTMENTS: 0.76%
Mutual Funds: 0.76%
2,815,767	SEI Daily Income Trust Government Fund	2,815,767

TOTAL SHORT-TERM INVESTMENTS
(Cost $2,815,767)		2,815,767

TOTAL INVESTMENTS: 99.88%
(Cost $286,321,704)		367,804,823
Other Assets in Excess of Liabilities: 0.12%		423,137
TOTAL NET ASSETS: 100.00%		$368,227,960

ADR - American Depository Receipt.
GDR - Global Depository Receipt.
(a) Non-Income Producing.

At November 30, 2013, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$286,321,704
Gross unrealized appreciation		82,456,497
Gross unrealized depreciation		(973,378)
Net unrealized appreciation		$81,483,119

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of these financial statements.

Purisima All-Purpose Fund Fund
Schedule of Investments
November 30, 2013 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES: 63.55%
$ 30,000	2.375%, 08/31/2014	$30,497

	TOTAL U.S. TREASURY NOTES
	(Cost $30,480)	30,497

Number of Shares		Value
	MUTUAL FUNDS: 24.50%
11,760	SEI Daily Income Trust Government Fund	11,760

	TOTAL MUTUAL FUNDS
	(Cost $11,760)	11,760

	TOTAL INVESTMENTS: 88.05%
	(Cost $42,240)	42,257

	Other Assets in Excess of Liabilities: 11.95%	5,736

	TOTAL NET ASSETS: 100.00%	$47,993

At November 30, 2013, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, were as follows*:

Cost of investments for tax purposes		$42,240
Gross unrealized appreciation		17
Net unrealized appreciation		$17

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The accompanying notes are an integral part of these financial statements.

Security Valuation - Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day, an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. Securities traded on an exchange or NASDAQ for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold. Debt securities with remaining maturities of 60 days or less are valued at amortized cost which, when combined with accrued interest, approximates market value.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions, based on the best information available, about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purpose, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of November 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Purisima Total Return Fund

Description	Level 1	Level 2	Level 3	Total
Equity
Common Stocks	$320,773,011	$86,656	$-	$320,859,667
Exchanged Traded Notes	44,129,389	-	-	44,129,389
Total Equity	364,902,400	86,656	-	364,989,056
Short-Term Investments	2,815,767	-	-	2,815,767
Total Investments in Securities	$367,718,167	$86,656	$-	$367,804,823

Purisima All-Purpose Fund

Description	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Notes	$-	$30,497	$-	$30,497
Total Fixed Income	-	30,497	-	30,497
Short-Term Investments	11,760	-	-	11,760
Total Investments in Securities	$11,760	$30,497	$-	$42,257

There were no transfers between Levels 1 and 2 during the period as compared to their classification in the previous annual report. The Fund did not hold any Level 3 securities during the quarter ended November 30, 2013.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By /s/ Kenneth L. Fisher
   Kenneth L. Fisher, President

Date  January 7, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth L. Fisher
   Kenneth L. Fisher, President

Date  January 7, 2014

By /s/ Katherine Taylor
   Katherine Taylor, Treasurer

Date  January 7, 2014